Parent Company Only Condensed Financial Information - Condensed Statements of Operations (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
General and administrative expenses	¥ (356,046,265)	$ (55,871,428)	¥ (163,420,554)	¥ (184,989,324)
Interest expenses	(12,671,385)	(1,988,417)	(3,456,316)	(2,505,904)
Share of profit in subsidiaries, net (Note a)	382,874	60,081	909,364	140,564
Income before income taxes and share of gains in equity method investments	222,182,847	34,865,337	354,252,573	626,079,555
Other comprehensive income, net of tax - Foreign currency translation adjustments	(6,497,403)	(1,019,584)	(19,714,207)	2,933,162
Comprehensive income attributable to ordinary shareholders	113,732,510	17,847,113	241,630,184	445,651,425
Parent Company
General and administrative expenses	(18,917,120)	(2,968,509)	(9,967,834)	(33,538,433)
interest income	173,316	27,197	8,173	5,970,063
Interest expenses				(646,315)
Gains on investments in equity securities	11,519,174	1,807,610	(11,392,623)	6,473,358
Share of profit in subsidiaries, net (Note a)	124,662,880	19,562,326	282,696,675	464,459,590
Income before income taxes and share of gains in equity method investments	117,438,250	18,428,624	261,344,391	442,718,263
Other comprehensive income, net of tax - Foreign currency translation adjustments	(6,497,403)	(1,019,584)	(19,714,207)	2,933,162
Unrealized gains on available-for-sale investments, net of reclassification	2,791,663	438,073
Comprehensive income attributable to ordinary shareholders	¥ 113,732,510	$ 17,847,113	¥ 241,630,184	¥ 445,651,425